UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Investor Class	$84	0.79%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the MSCI US Small Cap Growth Index, stock selection in the consumer discretionary sector—such as used car seller Carvana and footwear maker Deckers Outdoor—contributed the most to relative performance. Stock choices in the health care and industrials and business services sectors also contributed.

  On the other hand, stock selection in the information technology sector was our primary detractor from relative results. Underweight positions in Bitcoin acquirer MicroStrategy and quantum computer maker IonQ detracted from the portfolio’s full-year gains.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,821	10,180	10,640
2015	10,930	10,194	10,785
2015	9,793	9,455	9,409
2015	10,233	10,048	9,695
2016	10,002	10,145	9,506
2016	10,389	10,412	9,830
2016	10,978	10,870	10,662
2016	11,391	11,327	10,998
2017	12,152	11,978	11,557
2017	12,610	12,339	11,967
2017	13,135	12,903	12,724
2017	13,910	13,721	13,358
2018	14,189	13,633	13,507
2018	14,975	14,163	14,577
2018	16,059	15,172	15,371
2018	12,956	13,002	12,151
2019	15,189	14,828	14,295
2019	15,999	15,435	14,734
2019	15,833	15,614	14,269
2019	17,200	17,035	15,736
2020	13,097	13,475	11,715
2020	16,242	16,443	15,437
2020	17,399	17,957	16,732
2020	21,300	20,593	21,545
2021	22,192	21,900	23,276
2021	22,750	23,705	24,595
2021	22,817	23,681	23,793
2021	23,707	25,877	24,026
2022	20,950	24,512	21,544
2022	17,400	20,418	17,147
2022	17,134	19,506	16,943
2022	18,393	20,907	17,741
2023	19,708	22,408	19,095
2023	20,965	24,288	20,350
2023	19,782	23,497	19,115
2023	22,285	26,334	21,691
2024	24,312	28,973	23,029
2024	23,992	29,904	22,481
2024	25,807	31,767	24,094
2024	25,166	32,604	24,369

202501-4140694, 202502-4108720

F120-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Integrated U.S. Small-Cap Growth Equity Fund (Investor Class)	12.93%	7.91%	9.67%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.35	9.14	9.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,486,130
  Number of Portfolio Holdings333
  Investment Advisory Fees Paid (000s)$53,233
  Portfolio Turnover Rate40.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.9%
Health Care	20.8
Information Technology	19.9
Consumer Discretionary	13.5
Financials	6.3
Materials	4.8
Consumer Staples	4.8
Energy	4.1
Communication Services	1.9
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Sprouts Farmers Market	1.1%
Murphy USA	1.0
Encompass Health	0.9
Rambus	0.9
Ensign Group	0.8
Coca-Cola Consolidated	0.8
Descartes Systems Group	0.8
Fabrinet	0.8
Wingstop	0.7
Globus Medical	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

Investor Class (PRDSX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - Advisor Class	$114	1.07%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the MSCI US Small Cap Growth Index, stock selection in the consumer discretionary sector—such as used car seller Carvana and footwear maker Deckers Outdoor—contributed the most to relative performance. Stock choices in the health care and industrials and business services sectors also contributed.

  On the other hand, stock selection in the information technology sector was our primary detractor from relative results. Underweight positions in Bitcoin acquirer MicroStrategy and quantum computer maker IonQ detracted from the portfolio’s full-year gains.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
7/5/16	10,000	10,000	10,000
9/30/16	10,641	10,496	10,937
12/31/16	11,034	10,938	11,281
3/31/17	11,760	11,566	11,854
6/30/17	12,196	11,914	12,275
9/30/17	12,694	12,459	13,051
12/31/17	13,436	13,249	13,702
3/31/18	13,698	13,163	13,854
6/30/18	14,448	13,675	14,951
9/30/18	15,483	14,649	15,766
12/31/18	12,483	12,554	12,464
3/31/19	14,622	14,317	14,662
6/30/19	15,389	14,904	15,113
9/30/19	15,212	15,077	14,636
12/31/19	16,515	16,448	16,141
3/31/20	12,566	13,011	12,017
6/30/20	15,570	15,877	15,834
9/30/20	16,666	17,339	17,162
12/31/20	20,385	19,884	22,099
3/31/21	21,227	21,146	23,874
6/30/21	21,743	22,889	25,227
9/30/21	21,786	22,865	24,404
12/31/21	22,621	24,987	24,643
3/31/22	19,972	23,668	22,097
6/30/22	16,578	19,715	17,587
9/30/22	16,317	18,835	17,378
12/31/22	17,501	20,187	18,197
3/31/23	18,739	21,637	19,585
6/30/23	19,922	23,452	20,874
9/30/23	18,780	22,689	19,606
12/31/23	21,144	25,428	22,249
3/31/24	23,054	27,975	23,621
6/30/24	22,728	28,875	23,059
9/30/24	24,433	30,674	24,713
12/31/24	23,810	31,481	24,996

202501-4140694, 202502-4108720

F226-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 7/5/16
Integrated U.S. Small-Cap Growth Equity Fund (Advisor Class)	12.61%	7.59%	10.76%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.46
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.35	9.14	11.40

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,486,130
  Number of Portfolio Holdings333
  Investment Advisory Fees Paid (000s)$53,233
  Portfolio Turnover Rate40.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.9%
Health Care	20.8
Information Technology	19.9
Consumer Discretionary	13.5
Financials	6.3
Materials	4.8
Consumer Staples	4.8
Energy	4.1
Communication Services	1.9
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Sprouts Farmers Market	1.1%
Murphy USA	1.0
Encompass Health	0.9
Rambus	0.9
Ensign Group	0.8
Coca-Cola Consolidated	0.8
Descartes Systems Group	0.8
Fabrinet	0.8
Wingstop	0.7
Globus Medical	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

Advisor Class (TQAAX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

This annual shareholder report contains important information about Integrated U.S. Small-Cap Growth Equity Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Integrated U.S. Small-Cap Growth Equity Fund - I Class	$69	0.65%

What drove fund performance during the past 12 months?

  U.S. small-cap growth stocks produced solid gains in 2024, helped by easing inflation pressures and looser monetary policy from the Federal Reserve.

  Relative to the MSCI US Small Cap Growth Index, stock selection in the consumer discretionary sector—such as used car seller Carvana and footwear maker Deckers Outdoor—contributed the most to relative performance. Stock choices in the health care and industrials and business services sectors also contributed.

  On the other hand, stock selection in the information technology sector was our primary detractor from relative results. Underweight positions in Bitcoin acquirer MicroStrategy and quantum computer maker IonQ detracted from the portfolio’s full-year gains.

  The fund seeks long-term capital growth by investing primarily in common stocks of U.S. small-cap growth companies. Our disciplined, long-term-oriented investment approach represents an integration of quantitative and fundamental insights and analysis. We favor stocks based on a variety of metrics, including valuation, profitability, stability, earnings quality, management capital allocation actions, and indicators of near-term appreciation potential. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio of small companies in which we have high conviction while staying fully invested and generally keeping the fund’s sector and industry allocations in line with those of the MSCI index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
3/23/16	500,000	500,000	500,000
3/31/16	515,811	507,328	517,767
6/30/16	536,140	520,674	535,443
9/30/16	566,735	543,571	580,763
12/31/16	588,233	566,452	599,064
3/31/17	627,668	598,985	629,501
6/30/17	651,698	617,048	651,847
9/30/17	679,015	645,255	693,032
12/31/17	719,201	686,147	727,596
3/31/18	734,021	681,725	735,693
6/30/18	774,983	708,236	793,957
9/30/18	831,383	758,690	837,221
12/31/18	670,905	650,181	661,860
3/31/19	786,772	741,489	778,611
6/30/19	829,120	771,853	802,524
9/30/19	820,736	780,826	777,215
12/31/19	891,830	851,861	857,135
3/31/20	679,511	673,824	638,115
6/30/20	842,782	822,251	840,810
9/30/20	903,252	897,960	911,360
12/31/20	1,105,835	1,029,795	1,173,500
3/31/21	1,152,710	1,095,156	1,267,792
6/30/21	1,182,036	1,185,394	1,339,657
9/30/21	1,185,962	1,184,189	1,295,947
12/31/21	1,232,707	1,294,052	1,308,637
3/31/22	1,089,892	1,225,746	1,173,442
6/30/22	905,555	1,021,033	933,947
9/30/22	892,067	975,447	922,836
12/31/22	957,666	1,045,505	966,326
3/31/23	1,026,482	1,120,575	1,040,048
6/30/23	1,092,557	1,214,555	1,108,449
9/30/23	1,031,143	1,175,036	1,041,137
12/31/23	1,162,168	1,316,884	1,181,483
3/31/24	1,268,075	1,448,828	1,254,374
6/30/24	1,251,781	1,495,422	1,224,479
9/30/24	1,347,294	1,588,574	1,312,363
12/31/24	1,313,959	1,630,405	1,327,345

202501-4140694, 202502-4108720

F224-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Integrated U.S. Small-Cap Growth Equity Fund (I Class)	13.06%	8.06%	11.64%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	14.42
MSCI US Small Cap Growth Index (Strategy Benchmark)	12.35	9.14	11.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$8,486,130
  Number of Portfolio Holdings333
  Investment Advisory Fees Paid (000s)$53,233
  Portfolio Turnover Rate40.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	22.9%
Health Care	20.8
Information Technology	19.9
Consumer Discretionary	13.5
Financials	6.3
Materials	4.8
Consumer Staples	4.8
Energy	4.1
Communication Services	1.9
Other	1.0

Top Ten Holdings (as a % of Net Assets)

Sprouts Farmers Market	1.1%
Murphy USA	1.0
Encompass Health	0.9
Rambus	0.9
Ensign Group	0.8
Coca-Cola Consolidated	0.8
Descartes Systems Group	0.8
Fabrinet	0.8
Wingstop	0.7
Globus Medical	0.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and MSCI do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Integrated U.S. Small-Cap Growth Equity Fund

I Class (TQAIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$23,525	$24,714
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDSX Integrated U.S. Small-
Cap Growth Equity Fund
TQAAX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
Advisor Class
TQAIX Integrated U.S. Small-
Cap Growth Equity
Fund–
.
I Class

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 41 .00 $ 34 .68 $ 46 .35 $ 47 .73 $ 39 .70
Investment activities
Net investment loss
(1)(2)
( 0 .14 ) ( 0 .10 ) ( 0 .09 ) ( 0 .20 ) ( 0 .09 )
Net realized and unrealized
gain/loss 5 .63 7 .42 ( 10 .29 ) 5 .30 9 .51
Total from investment
activities 5 .49 7 .32 ( 10 .38 ) 5 .10 9 .42
Distributions
Net investment income ( 0 .09 ) — — — —
Net realized gain ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 ) ( 1 .39 )
Total distributions ( 3 .42 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 ) ( 1 .39 )
NET ASSET VALUE
End of period $ 43 .07 $ 41 .00 $ 34 .68 $ 46 .35 $ 47 .73
Ratios/Supplemental Data
Total return
(2)(3)
12 .93% 21 .16% ( 22 .41 ) % 11 .30% 23 .84%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .79% 0 .80% 0 .80% 0 .78% 0 .78%
Net expenses after waivers/
payments by Price Associates 0 .79% 0 .80% 0 .80% 0 .78% 0 .78%
Net investment loss ( 0 .31 ) % ( 0 .26 ) % ( 0 .25 ) % ( 0 .40 ) % ( 0 .23 ) %
Portfolio turnover rate 40 .7% 37 .1% 30 .3% 28 .3% 34 .5%
Net assets, end of period (in
millions) $3,973 $3,737 $3,354 $5,524 $5,747
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 40 .30 $ 34 .20 $ 45 .86 $ 47 .43 $ 39 .48
Investment activities
Net investment loss
(1)(2)
( 0 .26 ) ( 0 .21 ) ( 0 .19 ) ( 0 .36 ) ( 0 .21 )
Net realized and unrealized
gain/loss 5 .53 7 .31 ( 10 .18 ) 5 .27 9 .42
Total from investment
activities 5 .27 7 .10 ( 10 .37 ) 4 .91 9 .21
Distributions
Net realized gain ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 ) ( 1 .26 )
NET ASSET VALUE
End of period $ 42 .24 $ 40 .30 $ 34 .20 $ 45 .86 $ 47 .43
Ratios/Supplemental Data
Total return
(2)(3)
12 .61% 20 .81% ( 22 .63 ) % 10 .97% 23 .43%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .07% 1 .09% 1 .08% 1 .09% 1 .10%
Net expenses after
waivers/payments by Price
Associates 1 .07% 1 .09% 1 .08% 1 .09% 1 .10%
Net investment loss ( 0 .58 ) % ( 0 .56 ) % ( 0 .52 ) % ( 0 .71 ) % ( 0 .55 ) %
Portfolio turnover rate 40 .7% 37 .1% 30 .3% 28 .3% 34 .5%
Net assets, end of period (in
thousands) $17,101 $14,519 $17,483 $28,195 $32,629
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 41 .37 $ 34 .93 $ 46 .61 $ 47 .89 $ 39 .82
Investment activities
Net investment loss
(1)(2)
( 0 .08 ) ( 0 .05 ) ( 0 .03 ) ( 0 .13 ) ( 0 .04 )
Net realized and unrealized
gain/loss 5 .68 7 .49 ( 10 .36 ) 5 .33 9 .55
Total from investment
activities 5 .60 7 .44 ( 10 .39 ) 5 .20 9 .51
Distributions
Net investment income ( 0 .15 ) — — — —
Net realized gain ( 3 .33 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 ) ( 1 .44 )
Total distributions ( 3 .48 ) ( 1 .00 ) ( 1 .29 ) ( 6 .48 ) ( 1 .44 )
NET ASSET VALUE
End of period $ 43 .49 $ 41 .37 $ 34 .93 $ 46 .61 $ 47 .89
Ratios/Supplemental Data
Total return
(2)(3)
13 .06% 21 .35% ( 22 .31 ) % 11 .47% 24 .00%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .66% 0 .66% 0 .64% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .65% 0 .66% 0 .66% 0 .64% 0 .65%
Net investment loss ( 0 .17 ) % ( 0 .12 ) % ( 0 .09 ) % ( 0 .26 ) % ( 0 .10 ) %
Portfolio turnover rate 40 .7% 37 .1% 30 .3% 28 .3% 34 .5%
Net assets, end of period (in
millions) $4,496 $4,041 $3,259 $4,246 $4,317
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  1.9%
Diversified Telecommunication Services  0.4%
GCI Liberty, Class A, EC (1)(2) 547,999 —
Iridium Communications  1,222,914 35,489
35,489
Entertainment  1.0%
Endeavor Group Holdings, Class A (3) 1,360,313 42,564
TKO Group Holdings (2) 304,203 43,231
85,795
Interactive Media & Services  0.1%
Cars.com (2) 563,839 9,771
9,771
Media  0.4%
Nexstar Media Group  202,408 31,974
Thryv Holdings (2) 304,525 4,507
36,481
Total Communication Services 167,536
CONSUMER DISCRETIONARY  13.5%
Automobile Components  0.8%
Modine Manufacturing (2) 134,500 15,593
Patrick Industries (3) 334,269 27,771
Visteon (2) 247,409 21,950
65,314
Broadline Retail  0.2%
Ollie's Bargain Outlet Holdings (2) 150,051 16,465
16,465
Distributors  0.1%
Pool  25,324 8,634
8,634
Diversified Consumer Services  3.0%
Bright Horizons Family Solutions (2) 181,064 20,071
Duolingo (2) 170,019 55,125
Frontdoor (2) 586,585 32,068
Grand Canyon Education (2) 213,515 34,974
H&R Block  625,773 33,066
Laureate Education (2) 1,225,963 22,423
Stride (2)(3) 530,498 55,135
252,862

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  4.0%
Bloomin' Brands  415,445 5,073
Boyd Gaming  448,856 32,560
Brinker International (2) 138,335 18,300
Choice Hotels International (3) 46,356 6,582
Churchill Downs  223,449 29,839
Domino's Pizza  36,833 15,461
Hilton Grand Vacations (2) 393,287 15,318
Light & Wonder (2) 590,585 51,015
Red Rock Resorts, Class A  195,974 9,062
Rush Street Interactive (2) 1,475,600 20,245
Texas Roadhouse  200,182 36,119
Travel + Leisure  246,875 12,455
United Parks & Resorts (2) 168,935 9,492
Wingstop  220,971 62,800
Wynn Resorts  157,985 13,612
337,933
Household Durables  1.4%
Cavco Industries (2) 74,124 33,076
Champion Homes (2) 258,276 22,754
Green Brick Partners (2) 426,959 24,119
Installed Building Products  143,130 25,084
TopBuild (2) 46,020 14,328
119,361
Leisure Products  0.4%
Brunswick  130,980 8,472
Mattel (2) 1,592,362 28,232
36,704
Specialty Retail  3.1%
Abercrombie & Fitch, Class A (2) 382,089 57,111
Academy Sports & Outdoors (3) 292,628 16,835
Asbury Automotive Group (2) 54,976 13,361
Carvana (2) 108,822 22,130
Dick's Sporting Goods  121,578 27,822
Group 1 Automotive  64,155 27,040
Murphy USA  169,250 84,921
Valvoline (2) 473,992 17,149
266,369
Textiles, Apparel & Luxury Goods  0.5%
Crocs (2) 156,147 17,103

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Deckers Outdoor (2) 134,568 27,329
44,432
Total Consumer Discretionary 1,148,074
CONSUMER STAPLES  4.8%
Beverages  0.8%
Coca-Cola Consolidated  50,895 64,127
64,127
Consumer Staples Distribution & Retail  2.0%
Casey's General Stores  92,879 36,801
Performance Food Group (2) 339,407 28,697
PriceSmart  142,915 13,173
Sprouts Farmers Market (2) 747,225 94,950
173,621
Food Products  1.0%
Post Holdings (2) 403,835 46,223
Simply Good Foods (2) 444,931 17,343
Vital Farms (2)(3) 494,605 18,642
82,208
Personal Care Products  1.0%
BellRing Brands (2) 656,564 49,465
elf Beauty (2) 210,711 26,455
Interparfums  97,499 12,822
88,742
Total Consumer Staples 408,698
ENERGY  4.1%
Energy Equipment & Services  1.4%
Atlas Energy Solutions (3) 347,500 7,708
Expro Group Holdings (2) 406,182 5,065
Liberty Energy  648,210 12,893
Noble  309,399 9,715
TechnipFMC  1,660,063 48,042
Weatherford International  448,609 32,134
115,557
Oil, Gas & Consumable Fuels  2.7%
Centrus Energy, Class A (2)(3) 159,247 10,608
CNX Resources (2)(3) 790,038 28,971
CONSOL Energy  195,999 20,909
Expand Energy  180,087 17,928
Gulfport Energy (2) 86,287 15,894
Matador Resources  594,176 33,428

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Permian Resources  1,764,584 25,375
Range Resources  623,430 22,431
Viper Energy  1,147,960 56,330
231,874
Total Energy 347,431
FINANCIALS  6.3%
Banks  0.8%
Bancorp (2)(3) 622,631 32,769
First BanCorp Puerto Rico  1,748,682 32,508
65,277
Capital Markets  1.5%
Affiliated Managers Group  96,534 17,851
Blue Owl Capital (3) 1,602,361 37,271
Donnelley Financial Solutions (2) 426,705 26,767
Hamilton Lane, Class A  99,081 14,669
StoneX Group (2) 338,412 33,154
129,712
Financial Services  2.3%
Euronet Worldwide (2) 323,826 33,302
EVERTEC  454,082 15,679
Mr. Cooper Group (2) 522,235 50,140
Payoneer Global (2) 5,763,388 57,864
Remitly Global (2) 946,368 21,360
Shift4 Payments, Class A (2) 179,984 18,679
197,024
Insurance  1.7%
Kinsale Capital Group  14,348 6,673
Palomar Holdings (2) 300,803 31,762
Primerica  95,409 25,896
RLI  145,593 23,998
Ryan Specialty Holdings  218,252 14,003
Skyward Specialty Insurance Group (2) 743,368 37,570
139,902
Total Financials 531,915
HEALTH CARE  20.8%
Biotechnology  10.9%
ACADIA Pharmaceuticals (2)(3) 356,143 6,535
ADMA Biologics (2) 1,527,417 26,195
Agios Pharmaceuticals (2) 339,182 11,146
Akero Therapeutics (2) 415,520 11,560
Alkermes (2) 1,042,009 29,968

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Amicus Therapeutics (2) 917,177 8,640
Arcellx (2) 177,697 13,628
Ascendis Pharma, ADR (2) 37,200 5,121
Avidity Biosciences (2) 789,866 22,969
Beam Therapeutics (2) 162,500 4,030
Biohaven (2) 738,720 27,591
Blueprint Medicines (2) 367,159 32,024
Bridgebio Pharma (2) 688,962 18,905
Catalyst Pharmaceuticals (2) 899,586 18,774
Celldex Therapeutics (2) 425,727 10,758
Crinetics Pharmaceuticals (2) 640,728 32,760
Cytokinetics (2) 555,964 26,153
Denali Therapeutics (2) 708,514 14,440
Disc Medicine (2) 202,279 12,824
Dyne Therapeutics (2) 322,173 7,590
Exact Sciences (2) 469,138 26,361
Exelixis (2) 1,250,435 41,639
Halozyme Therapeutics (2) 875,124 41,840
Ideaya Biosciences (2) 433,080 11,130
Immunovant (2) 131,982 3,269
Insmed (2) 880,594 60,796
Ionis Pharmaceuticals (2) 609,746 21,317
Iovance Biotherapeutics (2) 838,121 6,202
Janux Therapeutics (2) 45,100 2,415
Krystal Biotech (2) 101,233 15,859
Kymera Therapeutics (2) 570,774 22,962
Madrigal Pharmaceuticals (2) 59,805 18,454
Merus (2) 137,071 5,764
Mirum Pharmaceuticals (2) 249,932 10,335
Monte Rosa Therapeutics (2)(3) 536,436 3,723
MoonLake Immunotherapeutics (2) 299,157 16,199
Natera (2) 198,329 31,395
Neurocrine Biosciences (2) 146,173 19,953
Nurix Therapeutics (2) 492,854 9,285
Nuvalent, Class A (2) 195,090 15,272
Praxis Precision Medicines (2) 137,947 10,616
Prothena (2) 411,507 5,699
PTC Therapeutics (2) 358,572 16,186
Replimune Group (2) 1,482,048 17,948
REVOLUTION Medicines (2) 414,803 18,143
Rhythm Pharmaceuticals (2) 195,801 10,961
Rocket Pharmaceuticals (2) 281,431 3,538

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(4) 22,712 815
Scholar Rock Holding (2) 624,535 26,992
Soleno Therapeutics (2) 122,554 5,509
SpringWorks Therapeutics (2)(3) 207,631 7,502
TG Therapeutics (2)(3) 167,200 5,033
Ultragenyx Pharmaceutical (2) 510,669 21,484
Vaxcyte (2) 151,941 12,438
Vera Therapeutics (2)(3) 494,981 20,933
Xencor (2) 586,896 13,487
923,065
Health Care Equipment & Supplies  3.6%
CONMED (3) 98,182 6,719
Globus Medical, Class A (2) 748,430 61,903
Haemonetics (2) 247,127 19,296
Lantheus Holdings (2) 551,392 49,327
LeMaitre Vascular  211,096 19,450
Merit Medical Systems (2) 554,082 53,591
Penumbra (2) 124,022 29,453
PROCEPT BioRobotics (2)(3) 57,611 4,639
STERIS  75,569 15,534
TransMedics Group (2)(3) 186,162 11,607
UFP Technologies (2) 128,817 31,497
303,016
Health Care Providers & Services  4.2%
Addus HomeCare (2) 167,759 21,029
Concentra Group Holdings Parent  365,993 7,239
CorVel (2) 472,902 52,615
Encompass Health  802,343 74,096
Ensign Group  514,099 68,303
Hims & Hers Health (2)(3) 226,700 5,482
Molina Healthcare (2) 57,804 16,824
Option Care Health (2) 1,378,352 31,978
Oscar Health, Class A (2) 763,334 10,259
RadNet (2) 129,279 9,029
Select Medical Holdings  560,483 10,565
Tenet Healthcare (2) 395,860 49,969
357,388
Health Care Technology  0.1%
Evolent Health, Class A (2)(3) 461,660 5,194
5,194

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Life Sciences Tools & Services  0.9%
10X Genomics, Class A (2)(3) 434,403 6,238
Charles River Laboratories International (2) 75,457 13,929
Medpace Holdings (2) 49,987 16,607
Repligen (2) 182,519 26,272
West Pharmaceutical Services  36,970 12,110
75,156
Pharmaceuticals  1.1%
Amphastar Pharmaceuticals (2)(3) 425,055 15,782
Arvinas (2) 486,936 9,335
Intra-Cellular Therapies (2) 405,811 33,893
Pliant Therapeutics (2) 426,563 5,618
Prestige Consumer Healthcare (2) 301,176 23,519
WaVe Life Sciences (2) 262,700 3,250
91,397
Total Health Care 1,755,216
INDUSTRIALS & BUSINESS SERVICES  22.9%
Aerospace & Defense  2.3%
BWX Technologies  256,179 28,536
Cadre Holdings (3) 296,321 9,571
Curtiss-Wright  154,568 54,851
Hexcel  100,600 6,308
Leonardo DRS (2) 608,287 19,654
Loar Holdings (2) 90,563 6,693
Moog, Class A  22,590 4,447
Rocket Lab USA (2) 443,500 11,296
Woodward  347,734 57,870
199,226
Air Freight & Logistics  0.3%
GXO Logistics (2) 534,313 23,243
23,243
Building Products  3.5%
AAON  363,711 42,802
AZEK (2) 1,180,188 56,024
Builders FirstSource (2) 92,664 13,244
CSW Industrials  152,260 53,717
Griffon  288,316 20,548
Simpson Manufacturing  283,370 46,991
Trex (2) 241,000 16,636
UFP Industries  425,023 47,879
297,841

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Commercial Services & Supplies  1.5%
Brink's  347,500 32,238
Casella Waste Systems, Class A (2) 345,340 36,540
Clean Harbors (2) 160,811 37,009
MSA Safety  119,605 19,827
125,614
Construction & Engineering  2.3%
API Group (2) 1,520,250 54,684
Comfort Systems USA  41,753 17,706
Dycom Industries (2) 97,140 16,908
EMCOR Group  69,083 31,357
Fluor (2) 200,900 9,908
Sterling Infrastructure (2) 172,914 29,127
WillScot Holdings (2) 959,883 32,108
191,798
Electrical Equipment  0.6%
NEXTracker, Class A (2) 176,571 6,450
Vertiv Holdings, Class A  408,085 46,363
52,813
Ground Transportation  1.0%
ArcBest  39,097 3,649
Landstar System  81,806 14,059
Saia (2) 108,425 49,413
XPO (2) 163,746 21,475
88,596
Machinery  4.9%
Atmus Filtration Technologies  1,203,198 47,141
Crane  206,308 31,307
Esab  457,659 54,892
Federal Signal  529,746 48,943
Kadant (3) 144,964 50,011
Lincoln Electric Holdings  131,759 24,701
Mueller Industries  153,400 12,174
RBC Bearings (2) 86,507 25,878
SPX Technologies (2) 377,522 54,937
Toro  232,786 18,646
Watts Water Technologies, Class A  242,734 49,348
417,978
Marine Transportation  0.3%
Kirby (2) 228,435 24,168
24,168

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Professional Services  4.0%
Booz Allen Hamilton Holding  239,339 30,803
Broadridge Financial Solutions  110,102 24,893
CACI International, Class A (2) 19,506 7,882
CBIZ (2) 482,752 39,504
ExlService Holdings (2) 1,272,054 56,454
First Advantage (2) 582,250 10,905
FTI Consulting (2) 181,078 34,609
Paylocity Holding (2) 156,566 31,230
TriNet Group (3) 166,480 15,111
Upwork (2) 2,603,967 42,575
Verra Mobility (2) 1,997,586 48,302
342,268
Trading Companies & Distributors  2.2%
Applied Industrial Technologies  211,036 50,537
Boise Cascade  202,346 24,051
Core & Main, Class A (2) 131,607 6,700
FTAI Aviation  250,657 36,104
Herc Holdings  60,096 11,378
SiteOne Landscape Supply (2) 300,843 39,642
Watsco  34,202 16,208
184,620
Total Industrials & Business Services 1,948,165
INFORMATION TECHNOLOGY  19.9%
Communications Equipment  0.1%
Extreme Networks (2) 511,305 8,559
8,559
Electronic Equipment, Instruments & Components  4.2%
Advanced Energy Industries  170,946 19,766
Badger Meter  132,282 28,060
Belden  458,309 51,610
ePlus (2) 140,200 10,358
Fabrinet (2) 287,474 63,210
Littelfuse  36,977 8,714
Novanta (2) 324,400 49,558
Teledyne Technologies (2) 113,916 52,872
Vontier  1,176,382 42,903
Zebra Technologies, Class A (2) 67,306 25,995
353,046
IT Services  0.7%
ASGN (2) 241,519 20,128

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Globant (2) 172,890 37,071
57,199
Semiconductors & Semiconductor Equipment  4.8%
Axcelis Technologies (2) 394,758 27,582
Cirrus Logic (2) 278,495 27,732
Credo Technology Group Holding (2) 422,500 28,396
Diodes (2) 440,412 27,160
Entegris  174,598 17,296
FormFactor (2) 385,604 16,967
Impinj (2) 133,000 19,320
Kulicke & Soffa Industries  175,845 8,205
MACOM Technology Solutions Holdings (2) 363,965 47,283
MKS Instruments  213,356 22,272
Monolithic Power Systems  17,697 10,471
Onto Innovation (2) 336,488 56,082
Photronics (2) 776,383 18,292
Rambus (2) 1,384,562 73,188
Veeco Instruments (2)(3) 341,150 9,143
409,389
Software  9.9%
A10 Networks  916,167 16,858
ACI Worldwide (2) 638,258 33,132
Agilysys (2) 297,640 39,202
Aurora Innovation (2) 1,178,100 7,422
Blackbaud (2) 293,849 21,721
BlackLine (2) 170,000 10,329
Box, Class A (2) 656,171 20,735
Braze, Class A (2) 531,673 22,266
CCC Intelligent Solutions Holdings (2) 4,352,177 51,051
Cleanspark (2)(3) 507,800 4,677
Commvault Systems (2) 345,442 52,131
Descartes Systems Group (2) 560,532 63,676
DoubleVerify Holdings (2) 1,282,680 24,640
Dynatrace (2) 499,211 27,132
Fair Isaac (2) 21,262 42,331
Fortinet (2) 134,680 12,725
InterDigital (3) 77,962 15,103
Manhattan Associates (2) 155,177 41,935
MARA Holdings (2)(3) 950,400 15,938
MicroStrategy, Class A (2) 53,142 15,391
Nutanix, Class A (2) 722,437 44,199
Pegasystems  157,676 14,695
Progress Software  118,700 7,733

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
PTC (2) 243,153 44,709
Q2 Holdings (2) 552,999 55,659
Qualys (2) 114,175 16,010
Sapiens International  595,804 16,009
ServiceTitan, Class A (2) 38,345 3,945
SPS Commerce (2) 270,425 49,756
Tenable Holdings (2) 366,122 14,418
Vertex, Class A (2)(3) 618,893 33,018
838,546
Technology Hardware, Storage & Peripherals  0.2%
IonQ (2)(3) 313,100 13,078
Pure Storage, Class A (2) 84,765 5,207
18,285
Total Information Technology 1,685,024
MATERIALS  4.8%
Chemicals  2.0%
Axalta Coating Systems (2) 1,220,769 41,775
Balchem  163,730 26,687
Cabot  331,010 30,224
Element Solutions  573,950 14,596
Olin  547,456 18,504
RPM International  334,354 41,146
172,932
Construction Materials  0.5%
Eagle Materials  183,880 45,374
45,374
Containers & Packaging  0.1%
Graphic Packaging Holding (3) 244,431 6,639
6,639
Metals & Mining  1.5%
Alpha Metallurgical Resources (2) 79,193 15,848
ATI (2) 821,387 45,209
Carpenter Technology  134,400 22,809
MP Materials (2)(3) 1,559,163 24,323
Warrior Met Coal  321,529 17,440
125,629
Paper & Forest Products  0.7%
Louisiana-Pacific  596,304 61,747
61,747
Total Materials 412,321

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE  0.5%
Industrial Real Estate Investment Trusts  0.3%
First Industrial Realty Trust, REIT  309,750 15,528
Rexford Industrial Realty, REIT  229,079 8,856
24,384
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  202,506 13,487
13,487
Total Real Estate 37,871
UTILITIES  0.1%
Independent Power & Renewable Electricity
Producers  0.1%
Ormat Technologies  132,446 8,969
Total Utilities 8,969
Total Common Stocks (Cost $6,151,896) 8,451,220
SHORT-TERM INVESTMENTS  0.5%
Money Market Funds  0.5%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 42,781,349 42,781
Total Short-Term Investments (Cost $42,781) 42,781
SECURITIES LENDING COLLATERAL  1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 161,776,669 161,777
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 161,777
Total Securities Lending Collateral (Cost $161,777) 161,777
Total Investments in Securities
102.0% of Net Assets
(Cost $6,356,454) $ 8,655,778

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) See Note 3. All or a portion of this security is on loan at December 31, 2024.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $815 and represents 0.0% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 3,200++
Totals $ —# $ — $ 3,200+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 243,848  ¤  ¤ $ 204,558
Total $ 204,558^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $3,200 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $204,558.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $6,356,454) $ 8,655,778
Receivable for shares sold 8,681
Dividends receivable 1,451
Cash 1
Other assets 349
Total assets 8,666,260
Liabilities
Obligation to return securities lending collateral 161,777
Payable for shares redeemed 12,560
Investment management fees payable 4,807
Due to affiliates 131
Payable to directors 7
Other liabilities 848
Total liabilities 180,130
NET ASSETS $ 8,486,130

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,348,606
Paid-in capital applicable to 196,024,597 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 6,137,524
NET ASSETS $ 8,486,130
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $3,972,909; Shares outstanding: 92,247,623) $ 43.07
Advisor Class
(Net assets: $17,101; Shares outstanding: 404,826) $ 42.24
I Class
(Net assets: $4,496,120; Shares outstanding:
103,372,148) $ 43.49

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $152) $ 39,340
Securities lending 1,501
.
  Interest 31
Other 4
Total income 40,876
Expenses
Investment management 53,233
Shareholder servicing
Investor Class $ 5,572
Advisor Class 26
I Class 308 5,906
Rule 12b-1 fees
Advisor Class 40
Prospectus and shareholder reports
Investor Class 503
Advisor Class 3
I Class 285 791
Custody and accounting 338
Registration 127
Legal and audit 36
Directors 27
Miscellaneous 47
Total expenses 60,545
Net investment loss (19,669)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 1,222,615
Futures (4,866)
Net realized gain 1,217,749
Change in net unrealized gain / loss on securities (204,072)
Net realized and unrealized gain / loss 1,013,677
INCREASE IN NET ASSETS FROM OPERATIONS $ 994,008

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (19,669) $ (13,971)
Net realized gain 1,217,749 263,303
Change in net unrealized gain / loss (204,072) 1,131,227
Increase in net assets from operations 994,008 1,380,559
Distributions to shareholders
Net earnings
Investor Class (297,875) (88,962)
Advisor Class (1,248) (349)
I Class (337,486) (95,107)
Decrease in net assets from distributions (636,609) (184,418)
Capital share transactions
*
Shares sold
Investor Class 1,555,340 632,200
Advisor Class 3,977 2,151
I Class 939,601 755,418
Distributions reinvested
Investor Class 279,868 83,773
Advisor Class 1,248 349
I Class 320,079 90,830
Shares redeemed
Investor Class (1,765,956) (918,817)
Advisor Class (3,251) (7,949)
I Class (994,734) (671,761)
Increase (decrease) in net assets from capital
share transactions 336,172 (33,806)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase during period 693,571 1,162,335
Beginning of period 7,792,559 6,630,224
End of period $ 8,486,130 $ 7,792,559
*Share information (000s)
Shares sold
Investor Class 33,447 16,650
Advisor Class 91 57
I Class 20,848 19,762
Distributions reinvested
Investor Class 6,125 2,091
Advisor Class 28 9
I Class 6,937 2,247
Shares redeemed
Investor Class (38,472) (24,305)
Advisor Class (74) (217)
I Class (22,098) (17,609)
Increase (decrease) in shares outstanding 6,832 (1,315)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Integrated
U.S. Small-Cap Growth Equity Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital by investing primarily in common stocks of small growth companies. The fund has three classes of shares: the Integrated
U.S. Small-Cap Growth Equity Fund (Investor Class), the Integrated U.S. Small-
Cap Growth Equity Fund–Advisor Class (Advisor Class) and the Integrated
U.S. Small-Cap Growth Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries.
I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $489,397,000 of net gain on
$775,719,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 8,450,405 $ 815 $ — $ 8,451,220
Short-Term Investments 42,781 — — 42,781
Securities Lending Collateral 161,777 — — 161,777
Total $ 8,654,963 $ 815 $ — $ 8,655,778

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of December 31,
2024, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, and foreign currencies; as an efficient means of adjusting exposure to all or part of a target market; or as a cash management tool. A futures contract provides for the future sale by one party and purchase
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ (4,866)
Total $ (4,866)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $156,651,000; the value of cash collateral and related investments was $161,777,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,862,787,000 and
$3,386,896,000, respectively, for the year ended December 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of income on passive foreign investment companies and the recharacterization of distributions.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 77,323 $ —
Long-term capital gain 559,286 184,418
Total distributions $ 636,609 $ 184,418
($000s)
Cost of investments $ 6,385,302
Unrealized appreciation $ 2,658,988
Unrealized depreciation (388,512)
Net unrealized appreciation (depreciation) $ 2,270,476
($000s)
Undistributed long-term capital gain $ 80,457
Net unrealized appreciation (depreciation) 2,270,476
Loss carryforwards and deferrals (2,327)
Total distributable earnings (loss) $ 2,348,606

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

companies. The loss carryforwards and deferrals primarily relate to late-year ordinary loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for late-year ordinary loss deferrals.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.99% 1.24% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $— $— $—

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $1,353,000 for T. Rowe Price Services,
Inc.; and $147,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
and Shareholders of T. Rowe Price Integrated U.S. Small-Cap Growth
Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Cap Growth
Equity Fund (one of the funds constituting T. Rowe Price Integrated Equity
Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended
December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended
December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$678,129,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $33,237,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $29,946,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $900,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F120-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

 (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

 (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025